Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)		12 Months Ended
	Apr. 30, 2022	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Allowance for Credit Loss		$ 100,000	$ 200,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities		3,000,000	2,000,000
Proceeds from Income Tax Refunds		3,900,000	400,000
Transfer of Ownership of Life Insurance Policy			$ 31,000
Unrecognized Tax Benefits, Ending Balance		$ 0
Customer Concentration Risk [Member] | Revenue, Product and Service Benchmark [Member] | O'Neal Steel [Member]
Concentration Risk, Percentage		16.00%	15.00%
Plateplus Inc. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	516,041		516,041
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 4,800,000		$ 4,800,000
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits		$ 100,000	$ 100,000